American Conservative ValueS ETF

Schedule of InvestmentsApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
99.82%	COMMON STOCKS

5.67%	Communication Services
	Activision Blizzard, Inc.	348	$31,734
	Charter Communications*	75	50,509
	Discovery Communications*	191	6,171
	Discovery, Inc. - A*	143	5,385
	Dish Network Corp.*	286	12,810
	Electronic Arts, Inc.	82	11,651
	Fox Corp. - Class A	213	7,971
	Fox Corp. - Class B	172	6,257
	Iac/Interactive Corp.*	93	23,573
	Live Nation Entertainment*	92	7,533
	Lumen Technologies, Inc.*	1,624	20,836
	Match Group, Inc.*	39	6,070
	Netflix.com, Inc.*	175	89,857
	News Corp. - A	398	10,426
	News Corp. - Class B	297	7,220
	Omnicom Group, Inc.	285	23,444
	Spotify Technology Sa*	20	5,042
	Take-Two Interactive Soft*	53	9,295
	The Interpublic Group	516	16,383
	T-Mobile Us, Inc.*	610	80,599
	Viacomcbs, Inc.	302	12,388
			445,154

9.73%	Consumer Discretionary
	Advance Auto Parts	20	4,003
	Aptiv Plc	82	11,799
	Autozone, Inc.*	2	2,928
	Best Buy Co., Inc.	72	8,371
	Booking Holdings, Inc.*	20	49,322
	Borg-Warner, Inc.	89	4,324
	CarMax, Inc.*	41	5,463
	Carnival Corp.*	223	6,235
	Chipotle Mexican Grill*	10	14,920
	D.R. Horton, Inc.	83	8,158
	Darden Restaurant, Inc.	41	6,015
	Dollar General Corp.	102	21,905
	Dollar Tree, Inc.*	70	8,043
	Domino’s Pizza, Inc.	10	4,223
	Ebay, Inc.	152	8,480

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Etsy, Inc.*	31	$6,162
	Expedia Group, Inc.*	80	14,098
	Ford Motor Co.	1,257	14,506
	Gap, Inc.*	70	2,317
	Garmin Ltd.	140	19,214
	Genuine Parts Co.	52	6,498
	Hasbro, Inc.	22	2,188
	Hilton Worldwide Holdings, Inc.*	82	10,553
	Home Depot, Inc.	406	131,410
	L Brands, Inc.	32	2,109
	Las Vegas Sands Corp.*	124	7,596
	Lennar Corp.	60	6,216
	Lkq Corp.*	60	2,803
	Lowe’s Cos, Inc.	205	40,231
	Marriott International, Inc., Class A*	82	12,179
	McDonald’s Corp.	232	54,771
	Mgm Resorts International	71	2,891
	Newell Brands, Inc.	30	809
	Norwegian Cruise Line Holdings Ltd.*	62	1,925
	O’Reilly Automotive, Inc.*	20	11,058
	Polo Ralph Lauren Corp.	9	1,200
	Pool Corp.	10	4,225
	Pulte Group, Inc.	31	1,833
	Pvh Corp.*	19	2,150
	Ross Stores, Inc.*	104	13,618
	Royal Caribbean Cruises Ltd.	52	4,521
	Tapestry, Inc.*	63	3,015
	Target Corp.	153	31,711
	Tesla, Inc.*	186	131,956
	Tjx Co., Inc.	316	22,436
	Tractor Supply Co.	31	5,847
	Ulta Beauty, Inc.*	10	3,293
	Under Armour, Inc. -- Class C*	48	956
	Under Armour, Inc. - Class A*	40	972
	V.F. Corp	81	7,100
	Wynn Resorts	29	3,724
	Yum! Brands, Inc.	94	11,235
			763,515

8.11%	Consumer Staples
	Altria Group, Inc.	480	22,920
	Archer-Daniels-Midland Co.	267	16,856

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Brown-Forman Corp. - B	84	$6,407
	Campbell Soup Co.	13	621
	Church & Dwight Co.	52	4,458
	The Clorox Co.	21	3,832
	Colgate-Palmolive Co.	211	17,028
	Conagra Brands, Inc.	83	3,078
	Constellation Brands, Inc.	79	18,985
	Costco Wholesale Corp.	326	121,301
	Estee Lauder Cos. Cl A*	52	16,318
	General Mills, Inc.	124	7,547
	Hormel Foods Corp.	103	4,759
	Kellogg Co.	39	2,434
	Kimberly-Clark Corp.	71	9,466
	The Kraft Heinz Co.	195	8,052
	Kroger Co.	262	9,573
	Lamb Weston Holding	10	805
	McCormick & Co.	41	3,705
	Molson Coors	89	4,891
	Mondelez Intl.	486	29,554
	Monster Beverage Corp.*	193	18,731
	PepsiCo, Inc.	633	91,253
	Philip Morris Intl.	354	33,630
	The Procter & Gamble Co.	1,060	141,425
	Sysco Corp.	150	12,709
	The Hershey Co.	30	4,929
	The J.M. Smucker Co.	11	1,441
	Tyson Foods, Inc. Class A	80	6,196
	Walgreens Boots Alliance	266	14,125
			637,029

2.77%	Energy
	Baker Hughes Co.*	212	4,257
	Chevron Corp.	537	55,348
	ConocoPhillips	226	11,558
	Eog Resources, Inc.	112	8,248
	Exxon Mobil Corp.	1,179	67,486
	Halliburton Co.	201	3,932
	Hess Corp.	28	2,086
	Kinder Morgan, Inc.	468	7,979
	Marathon Petroleum Corp.	206	11,464
	Occidental Petroleum Corp.	206	5,224
	Oneok, Inc.	89	4,658

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Phillips 66	135	$10,923
	Pioneer Natural Resources	19	2,923
	Schlumberger Ltd.	384	10,387
	Valero Energy Corp.	74	5,473
	Williams Cos., Inc.	235	5,725
			217,671

12.65%	Financials
	Aflac, Inc.	203	10,907
	Allstate Corp.	91	11,539
	American Express Co.	143	21,929
	American Int’l Group	282	13,663
	Ameriprise Financial, Inc.	42	10,853
	Aon Plc	52	13,075
	Arthur J Gallagher & Co.	20	2,899
	Assurant, Inc.	11	1,712
	Bank of America Corp.	2,773	112,390
	Bank of New York Mellon	297	14,814
	Berkshire Hathaway Cl-B*	648	178,168
	Capital One Financial	102	15,206
	Cboe Global Markets, Inc.	22	2,296
	Chubb Limited	152	26,082
	Cincinnati Financial Corp.	41	4,620
	Citigroup, Inc.	759	54,071
	Citizens Financial Group	171	7,914
	Cme Group, Inc.	110	22,219
	Comerica, Inc.	11	827
	Discover Financial Serv.	42	4,788
	Everest Re Group, Ltd.	10	2,770
	Fifth Third Bancorp.	285	11,554
	First Republic Bank/Ca	62	11,361
	Franklin Resources, Inc.	58	1,740
	Hartford Financial Svc.	73	4,815
	Huntington Bancshares	317	4,856
	Intercontinental Exchange	172	20,246
	Invesco, Ltd.	33	891
	Keycorp.	285	6,202
	Lincoln Natl Corp.	48	3,078
	Loews Corp.	62	3,456
	M & T Bank Corp.	63	9,934
	MarketAxess Holdings, Inc.	10	4,885

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Marsh & Mclennan Cos., Inc.	130	$17,641
	Metlife, Inc.	354	22,525
	Moody’s Corporation	53	17,316
	Morgan Stanley	456	37,643
	Msci, Inc.	12	5,829
	Nasdaq, Inc.	21	3,392
	Northern Trust Corp.	80	9,104
	Pnc Financial Services Gr.	191	35,707
	Principal Fin Group, Inc.	42	2,682
	Prudential Financial, Inc.	190	19,068
	Raymond James Financial	41	5,362
	Regions Financial Corp.	365	7,957
	Rocket Cos., Inc.	376	8,441
	S&P Global, Inc.	70	27,327
	State Street Corp.	122	10,242
	Svb Financial Group*	20	11,437
	Synchrony Financial	21	918
	T. Rowe Price Group, Inc.	73	13,082
	The Charles Schwab Corp.	475	33,440
	Travelers Companies, Inc.	82	12,682
	Truist Financial Corp.	486	28,825
	U.S. Bancorp.	582	34,542
	Willis Towers Watson Plc	31	8,025
	WR Berkley Corp.*	22	1,754
	Zions Bancorp.	48	2,678
			993,379

14.55%	Healthcare
	Abbott Laboratories	511	61,361
	Abbvie, Inc.	527	58,761
	Abiomed, Inc.*	10	3,207
	Agilent Technologies, Inc.	52	6,949
	Alexion Pharmaceuticals*	83	14,001
	Align Technology, Inc.*	20	11,911
	AmerisourceBergen Corp.	62	7,490
	Amgen, Inc.	163	39,061
	Anthem, Inc.	52	19,728
	Baxter International, Inc.	122	10,454
	Becton Dickinson & Co.	73	18,163
	Biogen, Inc.*	52	13,901
	Bio-Rad Laboratories, Inc.*	1	630

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

Security Description	Number of Shares	Fair Value
Boston Scientific Corp.*	374	$16,306
Bristol-Myers Squibb Co.	704	43,944
Cardinal Health, Inc.	120	7,241
Catalent, Inc.*	20	2,249
Centene Corp.*	110	6,791
Cerner Corp.oration	81	6,079
Cigna Corp.	119	29,632
Cooper Cos., Inc.	10	4,109
Cvs Health Corp.	358	27,351
Danaher Corp.	233	59,168
Dentsply Sirona, Inc.	28	1,890
Dexcom, Inc.*	20	7,722
Edwards Lifescience Corp.*	145	13,850
Eli Lilly and Company	254	46,424
Gilead Sciences, Inc.	407	25,832
Hca Healthcare, Inc.	61	12,265
Henry Schein, Inc.*	21	1,523
Hologic, Inc.*	28	1,836
Humana Incorporated	29	12,912
Idexx Laboratories, Inc.*	12	6,588
Illumina, Inc.*	41	16,107
Incyte Corp.*	79	6,745
Intuitive Surgical, Inc.*	32	27,680
Iqvia Holdings, Inc.*	40	9,388
Laboratory Crp of America*	20	5,317
Mckesson Corp.	52	9,753
Medtronic Plc	376	49,226
Merck & Company, Inc.	774	57,663
Mettler-Toledo Intl, Inc.*	1	1,313
Perrigo Co Plc	70	2,914
Pfizer, Inc.	1,598	61,763
Quest Diagnostics, Inc.	21	2,770
Regeneron Pharmaceuticals*	33	15,883
Resmed, Inc.	21	3,947
Stryker Corp.	91	23,899
Teladoc Health, Inc.*	21	3,619
Teleflex, Inc.	2	845
Thermo Fisher Scientific	109	51,255
UnitedHealth Group, Inc.	252	100,498
Universal Health Services	11	1,633
Veeva Systems, Inc.*	94	26,550

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Vertex Pharmaceuticals*	110	$24,002
	Viatris, Inc.*	250	3,325
	West Pharmaceutical Serv.	10	3,285
	Zimmer Biomet Holdings	51	9,035
	Zoetis, Inc.	144	24,916
			1,142,660

8.95%	Industrials
	American Airlines Group*	294	6,386
	Ametek, Inc.	39	5,262
	The Boeing Co.*	132	30,929
	Carrier Global Corp.	112	4,881
	Caterpillar, Inc.	152	34,673
	CH Robinson Worldwide, Inc.	33	3,204
	Cintas Corp.	20	6,903
	Copart, Inc.*	59	7,346
	Csx Corp.	202	20,352
	Cummins, Inc.	52	13,106
	Deere & Co.	81	30,039
	Eaton Corp. Plc	113	16,151
	Emerson Elec Co.	181	16,379
	Equifax, Inc.	29	6,648
	Expeditors Intl Wash, Inc.	40	4,394
	Fastenal Co.	154	8,051
	Fedex Corp.	62	17,999
	Fortive Corporation	74	5,241
	General Dynamics Corp.	50	9,512
	General Electric Co.	2,228	29,231
	Grainger W.W., Inc.	10	4,335
	Honeywell International	233	51,968
	Hunt (JB) Transport Serv.	10	1,707
	Ihs Markit Ltd.	134	14,416
	Illinois Tool Works, Inc.	62	14,289
	Ingersoll Rand, Inc.*	83	4,101
	Jacobs Engineering Group*	29	3,875
	Johnson Controls Intl.*	267	16,645
	Kansas City Southern Inds.	10	2,922
	L3Harris Technologies, Inc.	61	12,763
	Leidos Holdings	29	2,937
	Lockheed Martin Corp.	68	25,878
	Nielsen Holdings Plc	63	1,616

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Norfolk Southern Corp.	73	$20,385
	Northrop Grumman Corp.	42	14,886
	Old Dominion Freight	21	5,414
	Otis Worldwide Corp.	58	4,516
	Paccar, Inc.	93	8,359
	Parker-Hannifin Corp.	30	9,414
	Quanta Services, Inc.	10	966
	Raytheon Technologies Corp.*	418	34,794
	Republic Services, Inc.	31	3,295
	Rockwell Automation, Inc.	10	2,643
	Roper Technologies, Inc.	32	14,286
	Southwest Airlines*	204	12,807
	Stanley Black Decker, Inc.	41	8,478
	Trane Technologies Plc	50	8,691
	Transdigm Group, Inc.*	10	6,137
	Union Pac Corp.	184	40,865
	United Airlines Holdings*	71	3,862
	Ups, Inc., Class B	183	37,306
	Verisk Analytics, Inc.	53	9,975
	Wabtec Corp.	39	3,201
	Waste Management, Inc.	114	15,728
	Xylem, Inc.	21	2,324
			702,471

10.08%	Information Technology
	Advanced Micro Devices*	517	42,198
	Amphenol Corp. Class A	160	10,774
	Analog Devices, Inc.	94	14,397
	Applied Materials, Inc.	222	29,462
	Arista Networks, Inc.*	80	25,214
	Broadcom, Inc.	102	46,532
	Cdw Corp./De	31	5,528
	Cisco Systems, Inc.	2,364	120,351
	Corning, Inc.	196	8,665
	F5 Networks, Inc.*	11	2,054
	Flir Systems, Inc.	13	780
	Hewlett-Packard Enterprise	348	5,575
	HP, Inc.	376	12,825
	Intel Corp.	1,126	64,779
	Juniper Networks, Inc.	30	762
	Keysight Technologies, Inc.*	41	5,918

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Kla Corp.	31	$9,776
	Lam Research Corp.	41	25,438
	Maxim Integrated Products*	9	846
	Microchip Technology, Inc.	51	7,665
	Micron Technology, Inc.*	283	24,358
	Motorola Solutions, Inc.	41	7,720
	Netapp, Inc.	33	2,465
	Nvidia Corp.	235	141,089
	Qorvo, Inc.*	9	1,693
	Qualcomm, Inc.	365	50,662
	Seagate Technology Plc	32	2,971
	Skyworks Solutions, Inc.	31	5,621
	Te Connectivity, Ltd.	104	13,985
	Teradyne, Inc.	30	3,752
	Texas Instruments, Inc.	315	56,861
	Vontier Corp.*	21	658
	Western Digital*	74	5,227
	Xilinx, Inc.*	49	6,270
	Zebra Technologies Corp.*	58	28,289
			791,160

2.93%	Materials
	Air Products & Chemicals	64	18,463
	Albemarle Corp.	10	1,682
	Amcor Plc	459	5,393
	Ball Corporation	103	9,645
	Celanese Corp. Series A	11	1,723
	Corteva, Inc.	206	10,044
	Dow, Inc.	224	14,000
	Dupont De Nemours, Inc.	225	17,350
	Ecolab, Inc.	74	16,585
	Fmc Corp.	11	1,301
	Freeport-Mcmoran, Inc.	333	12,557
	International Paper	143	8,294
	Intl Flavors & Fragrance	19	2,701
	Linde Plc	175	50,022
	LyondellBasell Industries	59	6,121
	The Mosaic Co.	80	2,814
	Newmont Goldcorp Corp.	193	12,045
	Nucor Corp.	42	3,455
	Packaging Corp. of America	21	3,101

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Ppg Industries, Inc.	62	$10,617
	Sherwin-Williams, Co.	63	17,254
	Vulcan Materials, Co.	10	1,782
	Westrock, Co.	52	2,899
			229,848

2.57%	Real Estate
	Alexandria Real Estate	21	3,803
	American Tower Corp. Reit	112	28,534
	AvalonBay Communities, Inc.	31	5,952
	Boston Properties, Inc.	9	984
	Cbre Group, Inc.*	122	10,395
	Crown Castle Intl Corp.	114	21,553
	Digital Realty Trust, Inc.*	72	11,110
	Duke Realty Corp.	19	884
	Equinix, Inc.	32	23,064
	Equity Residential	93	6,903
	Essex Property	10	2,905
	Extra Space Storage, Inc.	11	1,636
	Healthpeak Properties	120	4,121
	Host Hotels & Resorts	152	2,760
	Mid-America Apartment	11	1,731
	Prologis, Inc.	222	25,870
	Public Storage	51	14,339
	Realty Inc.ome Corporation	61	4,218
	Sba Communications Corp.	21	6,294
	Simon Property Group, Inc.	49	5,965
	Ventas, Inc.	74	4,104
	Welltower, Inc.	103	7,728
	Weyerhaeuser Co.*	180	6,979
			201,832

18.78%	Software & Services
	Accenture Plc	274	79,452
	Adobe, Inc.*	311	158,094
	Akamai Technologies, Inc.*	40	4,348
	Ansys, Inc.*	20	7,313
	Auto Desk*	113	32,986
	Automatic Data Processing	144	26,927
	Broadridge Financial Solutions	30	4,759
	Cadence Design Systems*	173	22,796

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Citrix Systems, Inc.	11	$1,362
	Cloudflare, Inc.*	69	5,847
	Cognizant Tech Solutions	172	13,829
	Dxc Technology Co.*	58	1,909
	Fidelity National Info	170	25,993
	Fiserv, Inc.*	155	18,619
	Fleetcor Technologies, Inc.*	11	3,165
	Fortinet, Inc.*	39	7,965
	Gartner Group, Inc.*	20	3,918
	Global Payments, Inc.	74	15,883
	International Business Machines Corporation	252	35,754
	Intuit, Inc.	115	47,398
	Mastercard, Inc. - A	231	88,256
	Microsoft Corp.	1,973	497,551
	Nortonlifelock, Inc.	100	2,161
	Oracle Corp.	550	41,684
	Paychex, Inc.	103	10,041
	Paycom Software, Inc.*	10	3,844
	Paypal Holdings, Inc.*	355	93,113
	Servicenow, Inc.*	104	52,662
	Synopsys, Inc.*	53	13,094
	Tyler Technologies, Inc.*	10	4,249
	Verisign, Inc.*	63	13,783
	Visa, Inc.	538	125,655
	Zoom Video Communications*	33	10,546
			1,474,956

3.03%	Utilities
	Aes Corp.	58	1,614
	Ameren Corp.	20	1,697
	American Electric Power Co., Inc.	132	11,710
	American Water Works Co., Inc.	21	3,276
	Centerpoint Energy, Inc.	101	2,473
	Consolidated Edison, Inc.	82	6,348
	Dominion Energy, Inc.	226	18,057
	Dte Energy Co.	42	5,881
	Duke Energy Corp.	223	22,454
	Edison Intl.	99	5,885
	Entergy Corp.	31	3,388
	Eversource Energy	82	7,070

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

	Security Description	Number of Shares	Fair Value
	Exelon Corp.	317	$14,246
	FirstEnergy Corp.	134	5,081
	NextEra Energy, Inc.	943	73,092
	Ppl Corporation	79	2,301
	Public Service Enterprise Group, Inc.	112	7,074
	Sempra Energy	81	11,143
	The Southern Company	302	19,983
	Wec Energy Group	64	6,219
	Xcel Energy, Inc.	123	8,770
			237,762

99.82%	Total Common Stocks		7,837,437

99.82%	Total Investments		7,837,437
0.18%	Other Assets, Net of Liabilities		14,068
100.00%	Net Assets		$7,851,505

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated withinvesting in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$7,837,437	$—	$—	$7,837,437
Total Investments	$7,837,437	$—	$—	$7,837,437

American Conservative ValueS ETF

Schedule of Investments - continuedApril 30, 2021 (unaudited)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2021.

At April 30, 2021, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $7,087,021 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$797,318
Gross unrealized depreciation	(46,902)
Net unrealized appreciation	$750,416